Accounts payable and accrued liabilities (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accounts Payable And Accrued Liabilities
Interest rate	6.69%
Liabilities that are part of the arrangements	150 days
Amount owed		$ 211